Expense Example - Class ACRR6IS - DWS International Growth Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 Year	$ 692
3 Years	940
5 Years	1,207
10 Years	1,967
Class C
Expense Example:
1 Year	304
3 Years	630
5 Years	1,083
10 Years	2,338
Class R
Expense Example:
1 Year	154
3 Years	490
5 Years	849
10 Years	1,862
Class R6
Expense Example:
1 Year	99
3 Years	309
5 Years	536
10 Years	1,190
INST Class
Expense Example:
1 Year	93
3 Years	290
5 Years	504
10 Years	1,120
Class S
Expense Example:
1 Year	94
3 Years	293
5 Years	509
10 Years	$ 1,131